UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05876

LORD ABBETT SERIES FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1:       Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO September 30, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 94.66%

Advertising Agency 0.42%
R.H. Donnelley Corp.	5,900	$312

Aerospace 0.50%
Curtiss-Wright Corp.	6,700	203
Moog Inc. Class A*	4,850	168
Total		371

Banks 5.71%
Bank of America Corp.	12,700	680
Bank of New York Co. Inc. (The)	17,800	628
Cullen/Frost Bankers, Inc.	21,300	1,232
Marshall & Ilsley Corp. (The)	19,600	944
Popular, Inc	16,500	321
SunTrust Banks, Inc.	6,000	464
Total		4,269

Beverage: Brewers 1.11%
Anheuser-Busch Cos., Inc.	17,400	827

Beverage: Soft Drinks 2.35%
PepsiCo, Inc.	26,900	1,755

Chemicals 2.07%
Cabot Corp.	10,200	379
Eastman Chemical Co.	5,110	276
Praxair, Inc.	15,075	892
Total		1,547

Communications Technology 3.23%
Anixter Int’l., Inc.	13,000	734
Avaya, Inc.*	7,900	90
McAfee, Inc.*	29,000	709
Symbol Technologies, Inc.	21,100	314
Tellabs, Inc.*	51,700	567
Total		2,414

Computer Services, Software & Systems 1.30%
Cadence Design Systems Inc.*	57,200	970

Computer Technology 2.20%
Sun Microsystems, Inc.*	137,400	683
Zebra Technologies Corp. Class A*	26,800	958
Total		1,641

Consumer Electronics 0.28%
Harman International
Industries, Inc.	2,500	208

Containers & Packaging: Metal & Glass 0.93%
Crown Holdings, Inc.*	37,500	697

Containers & Packaging: Paper & Plastic 0.51%
Sonoco Products Co.	11,300	380

Diversified Financial Services 0.63%
Citigroup, Inc.	9,500	472

Diversified Manufacturing 0.88%
Ball Corp.	11,000	445
Hexcel Corp.*	15,000	212
Total		657

Diversified Production 0.25%
Dover Corp.	3,900	185

Drug & Grocery Store Chains 1.79%
Kroger Co. (The)	57,900	1,340

Drugs & Pharmaceuticals 8.00%
Abbott Laboratories	22,700	1,102
GlaxoSmithKline plc ADR	10,500	559
Mylan Laboratories, Inc.	48,900	985
Novartis AG ADR	26,100	1,525
Pfizer, Inc.	4,100	116
Schering-Plough Corp.	9,230	204
Teva Pharmaceutical Industries Ltd. ADR	11,500	392
Wyeth	21,600	1,098
Total		5,981

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Electrical Equipment & Components 2.55%
AMETEK, Inc.	8,500	$370
Cooper Industries Ltd. Class A	10,000	852
Emerson Electric Co.	8,100	680
Total		1,902

Electronics 1.85%
AVX Corp.	42,000	743
Vishay Intertechnology, Inc.*	45,400	637
Total		1,380

Electronics: Technology 1.19%
General Dynamics Corp.	12,400	889

Financial Data Processing Services & Systems 1.26%
Automatic Data Processing, Inc.	15,300	724
Jack Henry & Associates, Inc.	9,800	214
Total		938

Foods 1.88%
Campbell Soup Co.	19,100	697
Kraft Foods Inc. Class A	19,900	710
Total		1,407

Gold 3.53%
Barrick Gold Corp. (Canada)(a)	39,700	1,220
Newmont Mining Corp.	33,200	1,419
Total		2,639

Household Furnishings 0.73%
Ethan Allen Interiors Inc.	15,800	548

Identification Control & Filter Devices 2.23%
Hubbell Inc. Class B	14,500	695
IDEX Corp.	5,500	237
Parker Hannifin Corp.	9,500	738
Total		1,670

Insurance: Multi-Line 4.58%
Aflac, Inc.	14,000	641
Allstate Corp. (The)	7,200	452
American Int’l. Group Inc.	16,900	1,120
Genworth Financial, Inc. Class A	27,600	966
Markel Corp.*	600	246
Total		3,425

Insurance: Property-Casualty 1.07%
Everest Re Group Ltd. (Barbados)(a)	8,200	800

Machinery: Agricultural 0.12%
Deere & Co.	1,105	93

Machinery: Industrial/Specialty 0.30%
Kennametal Inc.	3,900	221
Woodward Governor Co.	200	7
Total		228

Machinery: Oil Well Equipment & Services 1.06%
Halliburton Co.	11,000	313
Schlumberger Ltd. (Netherlands)(a)	3,000	186
Superior Energy Services, Inc.*	11,300	297
Total		796

Medical & Dental Instruments &
Supplies 0.79%
Zimmer Holdings, Inc.*	8,700	587

Metal Fabricating 1.53%
Quanex Corp.	22,850	693
Shaw Group, Inc. (The)*	19,100	452
Total		1,145

Miscellaneous: Consumer Staples 1.09%
Diageo plc ADR	11,500	817

Miscellaneous: Equipment 0.08%
W.W. Grainger, Inc.	900	60

Miscellaneous: Materials & Processing 0.23%
Rogers Corp.*	2,790	172

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Multi-Sector Companies 7.80%
Berkshire Hathaway Financial
Class B*	359	$1,139
Carlisle Cos., Inc.	11,400	959
Eaton Corp.	5,370	370
General Electric Co.	73,900	2,608
Trinity Industries, Inc.	23,500	756
Total		5,832

Oil: Crude Producers 0.06%
Range Resources Corp.	1,700	43

Oil: Integrated Domestic 0.84%
EnCana Corp. (Canada)(a)	13,500	630

Oil: Integrated International 5.28%
Chevron Corp.	12,500	811
ExxonMobil Corp.	46,700	3,133
Total		3,944

Publishing: Miscellaneous 0.95%
R.R. Donnelley & Sons Co.	21,500	709

Real Estate Investment Trusts 0.66%
Host Hotels & Resorts Inc.	21,620	496

Rental & Leasing Services: Commercial 0.76%
GATX Financial Corp.	13,800	571

Restaurants 0.98%
Brinker Int’l., Inc.	8,100	325
OSI Restaurant Partners, Inc.	5,500	174
Ruby Tuesday, Inc.	8,200	231
Total		730

Retail 2.29%
Federated Department Stores, Inc.	28,674	1,239
Foot Locker, Inc.	12,800	323
Wal-Mart Stores, Inc.	3,000	148
Total		1,710

Savings & Loan 0.29%
Webster Financial Corp.	4,665	220

Services: Commercial 1.28%
Sabre Holdings Corp. Class A	14,400	337
Waste Management, Inc.	16,800	616
Total		953

Soaps & Household Chemicals 2.16%
Procter & Gamble Co. (The)	26,009	1,612

Textiles Apparel Manufacturers 0.86%
VF Corp.	8,800	642

Truckers 1.45%
Heartland Express, Inc.	27,600	433
Werner Enterprises, Inc.	34,700	649
Total		1,082

Utilities: Cable TV & Radio 2.25%
Comcast Corp. Special Class A*	45,650	1,680

Utilities: Electrical 3.92%
Ameren Corp.	6,318	334
Avista Corp.	3,900	92
CMS Energy Corp.*	15,440	223
FPL Group, Inc.	15,300	688
NiSource, Inc.	10,300	224
PNM Resources, Inc.	13,000	358
Southern Co. (The)	29,300	1,010
Total		2,929

Utilities: Gas Distributors 0.97%
AGL Resources Inc.	5,200	190
Nicor Inc.	3,300	141
UGI Corp.	16,000	391
Total		722

Utilities: Gas Pipelines 0.90%
El Paso Corp.	49,100	670

See Notes to Schedule of Investments.

3

		Value
Investments	Shares	(000)
Utilities: Telecommunications 2.73%
AT&T Inc.	24,100	$785
BellSouth Corp.	4,000	171
Qwest Communications Int’l., Inc.*	20,000	174
Verizon Communications, Inc.	24,500	910
Total		2,040

Total Common Stocks (cost $66,381,524)		70,737

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 5.87%

Repurchase Agreement
Repurchase Agreement dated 9/29/2006, 4.62% due 10/2/2006 with State Street Bank & Trust Co. collateralized by $4,445,000 of Federal Home Loan Bank at 3.375% due 12/15/2006; value: $4,472,781; proceeds: $4,384,528 (cost $4,382,840)	$4,383	$4,383

Total Investments in Securities 100.53% (cost $70,764,364)		75,120
Liabilities in Excess of Other Assets (0.53%)		(395)
Net Assets 100.00%		$74,725

ADR American Depositary Receipt.

* Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2006

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 94.90%

COMMON STOCKS 63.75%

Chemicals 5.85%
Chemtura Corp.	117	$1,015,257
Dow Chemical Co. (The)	17	650,966
Eastman Chemical Co.	40	2,133,790
Monsanto Co.	26	1,212,858
Total		5,012,871

Commercial Banks 1.13%
Bank of America Corp.	18	969,617

Commercial Services & Supplies 3.54%
R.R. Donnelley & Sons Co.	63	2,063,296
Waste Management, Inc.	27	975,688
Total		3,038,984

Communications Equipment 0.77%
Avaya, Inc.*	58	660,145

Containers & Packaging 1.48%
Ball Corp.	31	1,270,130

Diversified Consumer Services 2.12%
ServiceMaster Co. (The)	162	1,819,383

Diversified Telecommunication Services 4.66%
AT&T Inc.	77	2,500,608
BellSouth Corp.	20	833,625
Verizon Communications, Inc.	18	660,914
Total		3,995,147

Electric Utilities 4.48%
Ameren Corp.	35	1,826,534
Puget Energy Inc.	88	2,011,605
Total		3,838,139

Electrical Equipment 1.03%
Hubbell, Inc. Class B	18	881,360

See Notes to Schedule of Investments.

1

	Shares
Investments	(000)	Value
Energy Equipment & Services 2.55%
GlobalSantaFe Corp. (Cayman Islands)(b)	23	$1,149,770
Halliburton Co.	36	1,035,580
Total		2,185,350

Food Products 3.80%
H.J. Heinz Co.	38	1,601,726
Kellogg Co.	33	1,653,968
Total		3,255,694

Gas Utilities 2.25%
NiSource, Inc.	89	1,932,686

Hotels, Restaurants & Leisure 1.04%
McDonald’s Corp.	23	891,936

Household Durables 5.73%
Newell Rubbermaid, Inc.	62	1,767,168
Snap-on Inc.	30	1,323,135
Tupperware Brands Corp.	94	1,823,402
Total		4,913,705

Insurance 6.74%
ACE Ltd. (Bermuda)(b)	30	1,636,427
Chubb Corp. (The)	2	123,630
PartnerRe Ltd. (Bermuda)(b)	19	1,304,101
Safeco Corp.	16	972,345
XL Capital Ltd. Class A (Bermuda)(b)	25	1,744,980
Total		5,781,483

Media 2.30%
Clear Channel Communications, Inc.	68	1,967,570

Multi-Line Retail 1.12%
Federated Department Stores, Inc.	22	957,879

Oil & Gas 2.85%
Chevron Corp.	30	1,939,314
EOG Resources, Inc.	8	507,390
Total		2,446,704

See Notes to Schedule of Investments.

2

	Shares
Investments	(000)	Value
Paper & Forest Products 3.49%
Bowater, Inc.	64	$1,324,708
MeadWestvaco Corp.	63	1,667,479
Total		2,992,187

Pharmaceuticals 3.44%
Bristol-Myers Squibb Co.	79	1,966,188
Mylan Laboratories, Inc.	49	980,331
Total		2,946,519

Specialty Retail 1.82%
OfficeMax, Inc.	38	1,556,268

Trading Companies & Distributors 1.56%
Genuine Parts Co.	31	1,337,030

Total Common Stocks (cost $50,596,698)		54,650,787

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)

CONVERTIBLE NOTES & BONDS 3.85%

Aerospace & Defense 0.45%
DRS Technologies Inc.+	2.00%	2/1/2026	$100	97,875
EDO Corp.	4.00%	11/15/2025	300	289,875
Total				387,750

Biotechnology 0.53%
Amgen Inc.+	0.125%	2/1/2011	250	253,750
CV Therapeutics, Inc.	3.25%	8/16/2013	250	202,500
Total				456,250

Diversified Telecommunication Services 0.19%
Qwest Communications Int’l., Inc.	3.50%	11/15/2025	100	163,250

Electronic Equipment & Instruments 0.28%
Roper Industries Inc.	1.481%	1/15/2034	400	237,500

Hotels, Restaurants & Leisure 0.31%
Hilton Hotels Corp.	3.375%	4/15/2023	200	262,500

Oil & Gas 0.85%
Devon Energy Corp.	4.90%	8/15/2008	300	378,375

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

Hanover Compressor Co.	4.75%	1/15/2014	$250	$350,000
Total				728,375

Pharmaceuticals 0.27%
MGI PHARMA, Inc.	1.682%	3/2/2024	350	227,500

Road & Rail 0.42%
CSX Corp.	Zero Coupon	10/30/2021	300	357,750

Semiconductors & Semiconductor Equipment 0.15%
LSI Logic Corp.	4.00%	5/15/2010	130	130,975

Software 0.40%
Cadence Design Systems, Inc.	Zero Coupon	8/15/2023	300	345,375

Total Convertible Notes & Bonds (cost $3,015,394)				3,297,225

		Shares (000)
CONVERTIBLE PREFERRED STOCKS 1.47%

Electric Utilities 0.27%
CMS Energy Corp.	4.50%	3		234,375

Energy Equipment & Services 0.64%
El Paso Corp.	4.99%	—	(d)	550,575

Insurance 0.38%
Fortis Insurance N.V. (Netherlands)+(b)	7.75%	10		140,100
XL Capital Ltd. Class A
(Bermuda)(b)	6.50%	8		186,140

Total				326,240

Media 0.18%
Interpublic Group of Cos. Inc. (The)	5.375%	4		148,760

Total Convertible Preferred Stocks (cost $1,147,432)				1,259,950

U.S. $
Value
FOREIGN COMMON STOCKS 4.48%

Australia 1.07%
Coca-Cola Amatil Ltd.(a)	AUD	185	922,171

See Notes to Schedule of Investments.

4

		Shares	U.S. $
Investments		(000)	Value
Germany 0.51%
Henkel KGaA(a)	EUR	4	437,453

United Kingdom 2.90%
Cadbury Schweppes plc(a)	GBP	63	675,563
Kesa Electricals plc(a)	GBP	156	949,014
Royal Bank of Scotland Group (The) plc(a)	GBP	25	857,852
Total			2,482,429
Total Foreign Common Stocks (cost $3,763,165)			3,842,053

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

GOVERNMENT SPONSORED ENTERPRISES BOND 2.36%

Federal Home Loan Mortgage Corp. (cost $2,032,645)	5.75%	4/15/2008	$2,000	$2,022,658

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.22%

Federal National Mortgage Assoc.	6.00%	2/1/2034	1,006	1,013,434
Federal National Mortgage Assoc.	6.00%	2/1/2035	394	396,955
Federal National Mortgage Assoc.	6.00%	12/1/2035	233	233,879
Federal National Mortgage Assoc.	6.00%	4/1/2036	241	242,266
Federal National Mortgage Assoc.	6.50%	7/1/2035	357	363,972
Federal National Mortgage Assoc.	6.50%	9/1/2036	500	508,954
Total Government Sponsored Enterprises Pass-Throughs (cost $2,783,266)				2,759,460

HIGH YIELD CORPORATE NOTES & BONDS 15.77%

Auto Components 0.18%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	100	74,000
Stanadyne Corp.	10.00%	8/15/2014	75	76,125
Total				150,125

Automobiles 0.15%
Hertz Corp. (The)+	8.875%	1/1/2014	125	131,562

Chemicals 0.71%
Equistar Chemicals, L.P.	7.55%	2/15/2026	200	186,000

See Notes to Schedule of Investments.

5

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Ineos Group Holdings plc
(United Kingdom)+(b)	8.50%	2/15/2016	$250	$239,375
Lyondell Chemical Co.	8.25%	9/15/2016	175	178,500
Total				603,875

Commercial Services & Supplies 0.09%
FTI Consulting Inc.+(c)	7.75%	10/1/2016	75	76,125

Consumer Discretionary 0.24%
Turning Stone Resort & Casino+	9.125%	9/15/2014	200	203,000

Consumer Finance 1.10%
Ford Motor Credit Co.	7.25%	10/25/2011	125	118,006
Ford Motor Credit Co.	7.375%	10/28/2009	250	243,114
General Motors Acceptance Corp.	7.25%	3/2/2011	575	578,826
Total				939,946

Containers & Packaging 0.74%
Berry Plastics Corp.+	8.875%	9/15/2014	250	252,500
Crown Cork & Seal, Inc.	7.375%	12/15/2026	250	228,750
Stone Container Finance Co. of Canada II (Canada)(b)	7.375%	7/15/2014	170	155,550
Total				636,800

Diversified Financials 0.27%
Ashtead Capital Inc.+	9.00%	8/15/2016	225	235,125

Diversified Telecommunication Services 2.12%
Cincinnati Bell, Inc.	7.00%	2/15/2015	600	591,000
Hughes Network Systems+	9.50%	4/15/2014	250	258,750
Intelsat Bermuda Ltd. (Bermuda)+(b)	9.25%	6/15/2016	150	158,437
Qwest Capital Funding, Inc.	7.90%	8/15/2010	600	619,500
Syniverse Technologies	7.75%	8/15/2013	200	193,500
Total				1,821,187

Electric Utilities 0.36%
Reliant Resources, Inc.	9.50%	7/15/2013	300	312,750

Energy Equipment & Services 1.17%
Dynegy Holdings, Inc.	8.375%	5/1/2016	250	255,625

See Notes to Schedule of Investments.

6

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Edison Mission Energy+	7.75%	6/15/2016	500	$508,750
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	250	234,687
Total				999,062

Food & Staples Retailing 0.29%
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	250	252,500

Food Products 0.28%
Landry’s Restaurants, Inc.	7.50%	12/15/2014	250	240,625

Gas Utilities 0.47%
Colorado Interstate Gas Co.	6.80%	11/15/2015	150	151,919
El Paso Corp.	7.00%	5/15/2011	250	252,812
Total				404,731

Healthcare Providers & Services 0.37%
DaVita, Inc.	7.25%	3/15/2015	100	98,750
Tenet Healthcare Corp.	9.25%	2/1/2015	225	217,688
Total				316,438

Hotels, Restaurants & Leisure 0.03%
River Rock Entertainment Authority	9.75%	11/1/2011	20	21,350

Household Durables 0.20%
Domtar, Inc. (Canada)(b)	7.875%	10/15/2011	175	175,000

Industrial Conglomerates 0.67%
Allied Waste North America, Inc.	7.25%	3/15/2015	350	349,125
Park-Ohio Industries, Inc.	8.375%	11/15/2014	250	228,750
Total				577,875

IT Services 0.30%
SunGard Data Systems Inc.	9.125%	8/15/2013	250	260,000

Leisure Equipment & Products 0.34%
ACCO Brands Corp.	7.625%	8/15/2015	300	291,750

Media 1.45%
Affinion Group Inc	11.50%	10/15/2015	250	257,500
AMC Entertainment Inc.	11.00%	2/1/2016	75	82,125
Barrington Broadcasting+	10.50%	8/15/2014	300	294,000

See Notes to Schedule of Investments.

7

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Gaylord Entertainment Co.	8.00%	11/15/2013	100	$102,250
Mediacom Broadband LLC / Corp.	8.50%	10/15/2015	250	249,688
Mediacom Communications Corp.	9.50%	1/15/2013	250	256,875
Total				1,242,438

Metals & Mining 0.22%
Novelis Inc. (Canada)+(b)	8.25%	2/15/2015	200	191,000

Multi-Utilities & Unregulated Power 0.42%
Mirant Americas Generation LLC	9.125%	5/1/2031	350	357,875

Oil & Gas 0.97%
Chesapeake Energy Corp.	7.625%	7/15/2013	300	307,875
Foundation PA Coal Co.	7.25%	8/1/2014	60	60,600
Houston Exploration Co.	7.00%	6/15/2013	150	146,250
Williams Cos., Inc. (The)	7.875%	9/1/2021	300	315,000
Total				829,725

Paper & Forest Products 1.00%
Abitibi-Consolidated, Inc. (Canada)(b)	8.55%	8/1/2010	250	249,375
Bowater, Inc.	6.50%	6/15/2013	200	178,500
Buckeye Technologies, Inc.	8.00%	10/15/2010	175	168,875
Graphic Packaging International	9.50%	8/15/2013	250	256,875
Total				853,625

Pharmaceuticals 0.32%
Mylan Laboratories, Inc.	6.375%	8/15/2015	150	146,063
Warner Chilcott Corp.	8.75%	2/1/2015	120	124,800
Total				270,863

Publishing 0.35%
R.H. Donnelley Corp.	8.875%	1/15/2016	300	302,250

Textiles & Apparel 0.37%
Elizabeth Arden, Inc.	7.75%	1/15/2014	250	246,250
INVISTA+	9.25%	5/1/2012	70	74,375
Total				320,625

Wireless Telecommunication Services 0.59%
Dobson Communications Corp.	8.875%	10/1/2013	250	249,063

See Notes to Schedule of Investments.

8

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Rural Cellular Corp.	9.75%	1/15/2010	$250	$252,812
Total				501,875
Total High Yield Corporate Notes & Bonds (cost $13,428,053)				13,520,102
Total Long-Term Investments (cost $76,766,653)				81,352,235

SHORT-TERM INVESTMENT 6.14%

Repurchase Agreement
Repurchase Agreement dated 9/29/2006, 4.62% due 10/2/2006 with State Street Bank & Trust Co. collateralized by $5,345,000 of Federal Farm Credit Bank at 4.875% due 12/16/2015; value: $5,378,406; proceeds: $5,270,119 (cost $5,268,091)			5,268	5,268,091

Total Investments in Securities 101.04% (cost $82,034,744)				86,620,326
Liabilities in excess of Other Assets (1.04%)				(894,951)
Net Assets 100.00%				$85,725,375

AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound
*	Non-income producing security.
+

Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

(a)	Investment in non-U.S. dollar denominated security.
(b)	Foreign security traded in U.S. dollars.
(c)	Security purchased on a when-issued basis.
(d)	Amount represents less than 1,000 shares.

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2006

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 95.17%

COMMON STOCKS 0.84%

Beverage 0.33%
Constellation Brands, Inc. Class A*	29	$842,563

Hotels 0.12%
Starwood Hotels & Resorts Worldwide, Inc.	5	303,050

Property & Casualty Insurance 0.21%
Chubb Corp. (The)	11	545,736

Telecommunications Equipment 0.18%
Avaya Inc.*	41	471,179
Total Common Stocks (cost $2,087,062)		2,162,528

CONVERTIBLE NOTES & BONDS 14.45%

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
Aerospace/Defense 1.14%
EDO Corp.	4.00%	11/15/2025	$850	821,312
L-3 Communications Corp.	3.00%	8/1/2035	1,200	1,227,000
Lockheed Martin Corp.	5.155%#	8/15/2033	700	889,770
Total				2,938,082

Brokerage 0.19%
Morgan Stanley+	1.00%	3/30/2012	405	479,722

Building & Construction 0.28%
Fluor Corp.	1.50%	2/15/2024	500	722,500

Computer Hardware 0.71%
Intel Corp.	2.95%	12/15/2035	1,250	1,123,438
SanDisk Corp.	1.00%	5/15/2013	750	718,125
Total				1,841,563

Electronics 0.89%
Cypress Semiconductor Corp.	1.25%	6/15/2008	275	356,125
Flir Systems, Inc.	3.00%	6/1/2023	500	681,875

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Millipore Corp.	3.75%	6/1/2026	$1,250	$1,253,125
Total				2,291,125

Energy Exploration & Production 0.19%
Quicksilver Resources, Inc.	1.875%	11/1/2024	375	480,937

Health Services 1.33%
American Medical Systems Holdings, Inc.	3.25%	7/1/2036	250	293,125
Invitrogen Corp.	3.25%	6/15/2025	1,250	1,212,500
Manor Care, Inc.	2.125%	8/1/2035	750	923,438
St. Jude Medical, Inc.	2.80%	12/15/2035	1,000	996,250
Total				3,425,313

Hotels 0.61%
Hilton Hotels Corp.	3.375%	4/15/2023	1,200	1,575,000

Integrated Energy 0.39%
Devon Energy Corp.	4.90%	8/15/2008	800	1,009,000

Machinery 0.71%
AGCO Corp.	1.75%	12/31/2033	500	650,625
Roper Industries, Inc.	1.481%	1/15/2034	2,000	1,187,500
Total				1,838,125

Media - Broadcast 0.36%
Sinclair Broadcast Group, Inc.	4.875%	7/15/2018	200	178,750
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	835	746,281
Total				925,031

Media: Diversified 0.54%
Liberty Media Corp.	3.25%	3/15/2031	1,200	970,500
Walt Disney Co. (The)	2.125%	4/15/2023	375	423,750
Total				1,394,250

Metals/Mining Excluding Steel 0.27%
Placer Dome Inc. (Canada)(a)	2.75%	10/15/2023	500	692,500

Oil Field Equipment & Services 0.99%
Hanover Compressor Co.	4.75%	1/15/2014	1,200	1,680,000
Schlumberger Ltd. (Netherlands Antilles)(a)	1.50%	6/1/2023	500	866,875
Total				2,546,875

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Pharmaceuticals 2.66%
ALZA Corp.	Zero Coupon	7/28/2020	$1,000	$896,250
Amgen Inc.+	0.125%	2/1/2011	750	761,250
CV Therapeutics, Inc.	3.25%	8/16/2013	750	607,500
deCODE genetics, Inc. (Iceland)(a)	3.50%	4/15/2011	500	386,875
Genzyme Corp.	1.25%	12/1/2023	675	742,500
MGI PHARMA, Inc.	1.682%	3/2/2024	2,000	1,300,000
Teva Pharmaceutical Finance B.V. (Israel)(a)	0.375%	11/15/2022	500	795,000
Wyeth	5.109%#	1/15/2024	1,250	1,368,000
Total				6,857,375

Printing & Publishing 0.20%
Omnicom Group Inc.	Zero Coupon	7/1/2038	500	510,625

Railroads 0.69%
CSX Corp.	Zero Coupon	10/30/2021	1,500	1,788,750

Software/Services 0.49%
Cadence Design Systems, Inc.	Zero Coupon	8/15/2023	750	863,438
Openwave Systems Inc.	2.75%	9/9/2008	400	391,000
Total				1,254,438

Support: Services 0.39%
Charles River Assoc., Inc.	2.875%	6/15/2034	735	1,004,194

Telecom: Integrated/Services 0.21%
Qwest Communications Int’l., Inc.	3.50%	11/15/2025	325	530,562

Telecom: Wireless 0.13%
Nextel Communications, Inc.	5.25%	1/15/2010	350	346,063

Telecommunications 0.43%
Liberty Media LLC Class A	3.50%	1/15/2031	1,000	1,108,750

Telecommunications Equipment 0.65%
Comverse Technology, Inc.	Zero Coupon	5/15/2023	600	774,000
LSI Logic Corp.	4.00%	5/15/2010	900	906,750
Total				1,680,750
Total Convertible Notes & Bonds (cost $34,943,298)				37,241,530

See Notes to Schedule of Investments.

	Interest	Shares
Investments	Rate	(000)		Value
CONVERTIBLE PREFERRED STOCKS 3.91%

Agency 0.07%
Federal National Mortgage Assoc.	5.375%	—	(b)	$193,045

Automotive 0.14%
Ford Motor Co. Capital Trust II	6.50%	11		369,490

Banking 0.43%
Marshall & Ilsley Corp.	6.50%	40		1,104,800

Electric: Generation 1.06%
NRG Energy, Inc.	5.75%	4		991,410
PNM Resources, Inc.	6.75%	35		1,751,400
Total				2,742,810

Electric: Integrated 0.33%
CMS Energy Corp.	4.50%	11		859,375

Energy: Exploration & Production 0.22%
Chesapeake Energy Corp.	4.50%	6		558,000

Gas Distribution 0.36%
El Paso Corp.	4.99%	1		917,625

Integrated Energy 0.34%
Williams Cos., Inc. (The)	5.50%	8		880,425

Life Insurance 0.42%
MetLife, Inc.	6.375%	36		1,069,560

Oil Refining & Marketing 0.26%
Morgan Stanley+	9.50%	12		658,260

Pharmaceuticals 0.22%
Schering-Plough Corp.	6.00%	10		555,900

Property & Casualty Insurance 0.06%
XL Capital Ltd. Class A
(Bermuda)(a)	6.50%	7		158,900
Total Convertible Preferred Stocks (cost $9,662,001)				10,068,190

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES BOND 1.77%

Federal Home Loan Mortgage Corp. (cost $4,561,069)	5.75%	4/15/2008	$4,500	$4,550,980

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.73%

Federal National Mortgage Assoc.	6.00%	2/1/2032	2,650	2,673,055
Federal National Mortgage Assoc.	6.00%	5/1/2033	934	941,052
Federal National Mortgage Assoc.	6.00%	11/1/2033	855	861,028
Federal National Mortgage Assoc.	6.00%	2/1/2035	1,183	1,190,865
Federal National Mortgage Assoc.	6.00%	4/1/2035	1,631	1,641,235
Federal National Mortgage Assoc.	6.00%	3/1/2036	5,895	5,924,651
Federal National Mortgage Assoc.	6.50%	5/1/2035	2,043	2,083,608
Federal National Mortgage Assoc.	6.50%	2/1/2036	2,075	2,114,421
Federal National Mortgage Assoc.	6.50%	6/1/2036	2,443	2,488,980
Total Government Sponsored Enterprises Pass-Throughs (cost $19,978,616)				19,918,895

HIGH YIELD CORPORATE NOTES & BONDS 63.41%

Aerospace/Defense 0.88%
Armor Holdings, Inc.	8.25%	8/15/2013	315	327,600
DRS Technologies, Inc.	6.875%	11/1/2013	450	446,625
Esterline Technologies Corp.	7.75%	6/15/2013	510	517,650
L-3 Communications Corp.	6.125%	1/15/2014	750	731,250
L-3 Communications Corp.	6.375%	10/15/2015	250	244,375
Total				2,267,500

Apparel/Textiles 0.30%
Quiksilver, Inc.	6.875%	4/15/2015	800	762,000

Auto Loans 2.53%
Ford Motor Credit Co.	7.25%	10/25/2011	1,400	1,321,667
Ford Motor Credit Co.	7.375%	10/28/2009	1,250	1,215,570
General Motors Acceptance Corp.	6.75%	12/1/2014	225	219,996

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
General Motors Acceptance Corp.	7.25%	3/2/2011	$3,750	$3,774,953
Total				6,532,186

Auto Parts & Equipment 0.73%
Cooper-Standard Automotive Inc.	8.375%	12/15/2014	600	444,000
Cummins, Inc.	9.50%	12/1/2010	500	526,150
Stanadyne Corp.	10.00%	8/15/2014	275	279,125
Tenneco Inc.	8.625%	11/15/2014	625	620,312
Total				1,869,587

Automotive 0.45%
General Motors Corp.	7.20%	1/15/2011	1,250	1,157,812

Building & Construction 0.53%
Beazer Homes USA, Inc.	6.50%	11/15/2013	500	453,750
Standard Pacific Corp.	7.00%	8/15/2015	1,000	905,000
Total				1,358,750

Building Materials 0.40%
Interline Brands, Inc.	8.125%	6/15/2014	1,025	1,042,937

Chemicals 3.30%
Airgas, Inc.	6.25%	7/15/2014	525	492,188
Equistar Chemicals, L.P.	7.55%	2/15/2026	1,500	1,395,000
Hercules, Inc.	6.75%	10/15/2029	850	812,812
IMC Global, Inc.	7.30%	1/15/2028	75	67,031
IMC Global, Inc.	11.25%	6/1/2011	300	318,375
Ineos Group Holdings plc (United Kingdom)+(a)	8.50%	2/15/2016	1,250	1,196,875
INVISTA+	9.25%	5/1/2012	725	770,312
Lyondell Chemical Co.	8.00%	9/15/2014	575	585,063
Nalco Co.	8.875%	11/15/2013	1,000	1,047,500
NOVA Chemicals Corp. (Canada)(a)	6.50%	1/15/2012	400	378,000
Rhodia S.A. (France)(a)	8.875%	6/1/2011	353	366,238
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	850	841,500
Terra Capital Inc.	11.50%	6/1/2010	218	238,165
Total				8,509,059

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Consumer Products 0.84%
Elizabeth Arden, Inc.	7.75%	1/15/2014	$1,600	$1,576,000
Playtex Products, Inc.	9.375%	6/1/2011	550	577,500
Total				2,153,500

Diversified Capital Goods 0.37%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	600	549,000
Sensus Metering Systems, Inc.	8.625%	12/15/2013	405	395,887
Total				944,887

Electric: Generation 2.76%
Dynegy Holdings Inc.	6.875%	4/1/2011	765	748,744
Dynegy Holdings Inc.+	8.375%	5/1/2016	1,250	1,278,125
Edison Mission Energy+	7.75%	6/15/2016	2,025	2,060,437
NRG Energy, Inc.	7.375%	2/1/2016	1,250	1,245,313
Reliant Resources, Inc.	6.75%	12/15/2014	775	741,094
Reliant Resources, Inc.	9.50%	7/15/2013	1,000	1,042,500
Total				7,116,213

Electric: Integrated 2.75%
Duke Energy Corp.	5.375%	1/1/2009	900	901,858
Midwest Generation, LLC	8.75%	5/1/2034	675	723,937
Mirant Americas Generation LLC	9.125%	5/1/2031	1,250	1,278,125
Mirant North America LLC+	7.375%	12/31/2013	1,250	1,257,812
Nevada Power Co.	5.875%	1/15/2015	1,000	1,000,497
PG&E Corp.	4.80%	3/1/2014	300	289,150
PSEG Energy Holdings LLC	8.50%	6/15/2011	671	717,970
Virginia Electric & Power Co.	4.50%	12/15/2010	950	919,794
Total				7,089,143

Energy: Exploration & Production 2.49%
Chesapeake Energy Corp.	6.25%	1/15/2018	1,250	1,165,625
Houston Exploration Co.	7.00%	6/15/2013	925	901,875
KCS Energy Services, Inc.	7.125%	4/1/2012	610	588,650
Kerr-McGee Corp.	6.95%	7/1/2024	1,500	1,614,570
Pogo Producing Co.	6.625%	3/15/2015	1,550	1,488,000
Quicksilver Resources Inc.	7.125%	4/1/2016	300	285,750

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Range Resources Corp.	7.375%	7/15/2013	$360	$363,600
Total				6,408,070

Environmental 0.93%
Allied Waste North America, Inc.	6.125%	2/15/2014	1,200	1,125,000
Allied Waste North America, Inc.	7.875%	4/15/2013	1,250	1,284,375
Total				2,409,375

Food - Wholesale 0.22%
Dole Food Co., Inc.	8.75%	7/15/2013	600	564,000

Food & Drug Retailers 1.14%
Ingles Markets, Inc.	8.875%	12/1/2011	1,200	1,257,000
Rite Aid Corp.	6.875%	8/15/2013	750	633,750
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	925	934,250
SUPERVALU INC.	7.50%	5/15/2012	100	101,895
Total				2,926,895

Forestry/Paper 3.22%
Abitibi-Consolidated, Inc. (Canada)(a)	8.55%	8/1/2010	1,500	1,496,250
Ainsworth Lumber Co. Ltd. (Canada)(a)	7.25%	10/1/2012	330	245,850
Bowater, Inc.	6.50%	6/15/2013	500	446,250
Bowater, Inc.	9.50%	10/15/2012	1,000	1,020,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	650	627,250
Domtar Inc. (Canada)(a)	7.875%	10/15/2011	1,200	1,200,000
Graphic Packaging Int’l., Corp.	9.50%	8/15/2013	750	770,625
Jefferson Smurfit Corp.	7.50%	6/1/2013	70	64,925
Jefferson Smurfit Corp.	8.25%	10/1/2012	250	240,625
JSG Funding plc (Ireland)(a)	9.625%	10/1/2012	225	238,500
Norske Skog Canada Ltd. (Canada)(a)	7.375%	3/1/2014	850	786,250
Rock-Tenn Co. Class A	8.20%	8/15/2011	450	470,250
Stone Container Finance Co. of Canada II (Canada)(a)	7.375%	7/15/2014	350	320,250
Tembec Industries, Inc. (Canada)(a)	7.75%	3/15/2012	750	382,500
Total				8,309,525

Gaming 4.72%
Boyd Gaming Corp.	7.125%	2/1/2016	925	899,563

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Boyd Gaming Corp.	8.75%	4/15/2012	$275	$290,125
Hard Rock Hotel, Inc.	8.875%	6/1/2013	625	678,906
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	2,000	1,910,000
Isle of Capri Casinos, Inc.	9.00%	3/15/2012	450	471,938
Las Vegas Sands Corp.	6.375%	2/15/2015	1,200	1,132,500
MGM Mirage, Inc.	6.75%	9/1/2012	1,750	1,734,687
Premier Entertainment Biloxi LLC(c)	10.75%	2/1/2012	550	562,375
River Rock Entertainment Authority	9.75%	11/1/2011	775	827,312
Scientific Games Corp.	6.25%	12/15/2012	625	604,688
Seneca Gaming Corp.	7.25%	5/1/2012	1,000	1,005,000
Turning Stone Casino Resort+	9.125%	12/15/2010	1,250	1,271,875
Turning Stone Casino Resort+	9.125%	9/15/2014	200	203,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	6.625%	12/1/2014	600	585,000
Total				12,176,969

Gas Distribution 3.27%
El Paso Corp.	7.00%	5/15/2011	2,750	2,780,937
El Paso Corp.	7.75%	1/15/2032	500	515,000
Ferrellgas Partners, L.P.	6.75%	5/1/2014	1,100	1,080,750
Inergy, L.P.	8.25%	3/1/2016	1,000	1,040,000
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	875	826,875
MarkWest Energy Partners, L.P.+	8.50%	7/15/2016	125	126,563
Sonat, Inc.	7.625%	7/15/2011	275	283,250
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,700	1,785,000
Total				8,438,375

Health Services 3.90%
AmeriPath, Inc.	10.50%	4/1/2013	1,000	1,065,000
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	750	712,500
CDRV Investors, Inc., (9.625% after 1/1/2010)**	Zero Coupon	1/1/2015	1,250	931,250
DaVita, Inc.	7.25%	3/15/2015	1,500	1,481,250
Hanger Orthopedic Group, Inc.+	10.25%	6/1/2014	350	357,000
HCA Inc.	6.375%	1/15/2015	1,000	810,000
Psychiatric Solutions, Inc.	7.75%	7/15/2015	900	882,000
Select Medical Corp.	7.625%	2/1/2015	375	317,812

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Tenet Healthcare Corp.	7.375%	2/1/2013	$700	$634,375
Tenet Healthcare Corp.+	9.25%	2/1/2015	525	507,937
Tenet Healthcare Corp.+	9.875%	7/1/2014	400	400,500
UnitedHealth Group, Inc.	4.875%	4/1/2013	500	485,513
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	1,500	1,462,500
Total				10,047,637

Hotels 0.55%
Gaylord Entertainment Co.	6.75%	11/15/2014	350	336,438
Host Marriott L.P.	6.375%	3/15/2015	750	731,250
Host Marriott L.P.	9.25%	10/1/2007	350	362,687
Total				1,430,375

Household & Leisure Products 0.26%
ACCO Brands Corp.	7.625%	8/15/2015	700	680,750

Leisure 0.40%
Gaylord Entertainment Co.	8.00%	11/15/2013	1,010	1,032,725

Machinery 0.58%
Gardner Denver, Inc.	8.00%	5/1/2013	1,000	1,045,000
Manitowoc Co., Inc. (The)	7.125%	11/1/2013	450	445,500
Total				1,490,500

Media - Broadcast 1.07%
Allbritton Communications Co.	7.75%	12/15/2012	1,000	1,012,500
LIN TV Corp.	6.50%	5/15/2013	500	468,750
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	1,000	1,018,750
Sinclair Broadcast Group, Inc.	8.75%	12/15/2011	250	261,875
Total				2,761,875

Media: Cable 2.26%
Charter Communications Holdings, LLC I	11.00%	10/1/2015	1,500	1,372,500
Charter Communications Holdings, LLC II	10.25%	9/15/2010	500	512,500
DIRECTV Group, Inc. (The)	6.375%	6/15/2015	1,000	945,000
DIRECTV Group, Inc. (The)	8.375%	3/15/2013	277	288,426
Echostar DBS Corp.	6.375%	10/1/2011	1,000	976,250
Echostar DBS Corp.+	7.125%	2/1/2016	575	558,469

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Mediacom Broadband LLC	8.50%	10/15/2015	$375	$374,531
Mediacom Communications Corp.	9.50%	1/15/2013	775	796,313
Total				5,823,989

Media: Services 0.80%
Affinion Group Inc.+	11.50%	10/15/2015	625	643,750
Interpublic Group of Cos. (The)	6.25%	11/15/2014	285	247,950
Warner Music Group Corp.	7.375%	4/15/2014	1,200	1,176,000
Total				2,067,700

Metals/Mining Excluding Steel 1.02%
Foundation PA Coal Co.	7.25%	8/1/2014	750	757,500
Novelis Inc. (Canada)+(a)	8.25%	2/15/2015	1,000	955,000
Peabody Energy Corp.	5.875%	4/15/2016	1,000	922,500
Total				2,635,000

Non-Electric Utilities 0.58%
SEMCO Energy, Inc.	7.125%	5/15/2008	1,500	1,498,789

Non-Food & Drug Retailers 0.72%
Bon-Ton Stores, Inc. (The)+	10.25%	3/15/2014	275	268,813
Couche-Tard U.S. L.P.	7.50%	12/15/2013	415	423,300
GNC Corp.	8.50%	12/1/2010	450	438,750
Neiman Marcus Group, Inc. (The) PIK+	9.00%	10/15/2015	675	720,562
Total				1,851,425

Oil Field Equipment & Services 1.35%
Dresser-Rand Group Inc.	7.375%	11/1/2014	854	843,325
Grant Prideco, Inc.	6.125%	8/15/2015	550	528,000
Hanover Compressor Co.	7.50%	4/15/2013	1,000	1,005,000
Hanover Compressor Co.	8.625%	12/15/2010	375	391,875
Hanover Compressor Co.	9.00%	6/1/2014	175	186,375
Pride Int’l., Inc.	7.375%	7/15/2014	500	517,500
Total				3,472,075

Oil Refining & Marketing 0.38%
Tesoro Corp.+	6.25%	11/1/2012	1,000	968,750

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Packaging 1.55%
Berry Plastics Holdings Corp.+	8.875%	9/15/2014	$750	$757,500
Crown Cork & Seal, Inc.	7.375%	12/15/2026	1,720	1,573,800
Owens-Brockway Glass Container Inc.	7.75%	5/15/2011	525	542,063
Owens-Brockway Glass Container Inc.	8.875%	2/15/2009	492	507,990
Owens Illinois, Inc.	7.50%	5/15/2010	600	603,000
Total				3,984,353

Pharmaceuticals 1.13%
Angiotech Pharmaceuticals, Inc. (Canada)+(a)	7.75%	4/1/2014	1,250	1,193,750
Mylan Laboratories Inc.	6.375%	8/15/2015	800	779,000
Warner Chilcott Corp.	8.75%	2/1/2015	910	946,400
Total				2,919,150

Printing & Publishing 1.53%
Clarke American Corp.	11.75%	12/15/2013	450	468,000
Dex Media, Inc. (9.00% after 11/15/2008)**	Zero Coupon	11/15/2013	500	423,750
Dex Media West	9.875%	8/15/2013	536	581,560
Houghton Mifflin Co. (11.50% after 10/15/2008)**	Zero Coupon	10/15/2013	500	438,750
Houghton Mifflin Co.	8.25%	2/1/2011	1,000	1,032,500
R.H. Donnelley Corp.+	8.875%	1/15/2016	1,000	1,007,500
Total				3,952,060

Restaurants 0.81%
Denny’s Corp./Denny’s Holdings Inc.	10.00%	10/1/2012	1,000	1,040,000
Landry’s Restaurants, Inc.	7.50%	12/15/2014	1,100	1,058,750
Total				2,098,750

Software/Services 0.99%
SERENA Software, Inc.+	10.375%	3/15/2016	750	789,375
SunGard Data Systems, Inc.+	9.125%	8/15/2013	1,100	1,144,000
SunGard Data Systems, Inc.+	10.25%	8/15/2015	600	621,000
Total				2,554,375

Steel Producers/Products 0.53%
AK Steel Holding Corp.	7.75%	6/15/2012	750	734,062
Allegheny Ludlum Corp.	6.95%	12/15/2025	625	637,500
Total				1,371,562

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Support: Services 2.56%
Ashtead Capital Inc.+	9.00%	8/15/2016	$575	$600,875
Avis Budget Car Rental+	7.625%	5/15/2014	1,000	975,000
FTI, Inc.+(d)	7.75%	10/1/2016	175	177,625
Hertz Corp. (The)+	8.875%	1/1/2014	1,350	1,420,875
Iron Mountain, Inc.	7.75%	1/15/2015	1,000	1,005,000
United Rentals North America, Inc.	7.75%	11/15/2013	1,000	990,000
Williams Scotsman, Inc.	8.50%	10/1/2015	1,400	1,438,500
Total				6,607,875

Telecom: Fixed Line 0.17%
Level 3 Financing, Inc.	10.75%	10/15/2011	420	441,525

Telecom: Integrated/Services 4.36%
Cincinnati Bell, Inc.	8.375%	1/15/2014	2,500	2,537,500
Hughes Network Systems, LLC+	9.50%	4/15/2014	600	621,000
Intelsat, Ltd. (Bermuda)(a)	8.25%	1/15/2013	1,350	1,373,625
Intelsat, Ltd. (Bermuda)+(a)	9.25%	6/15/2016	500	528,125
Nordic Telephone Co. Holdings (Denmark)+(a)	8.875%	5/1/2016	1,500	1,584,375
Qwest Capital Funding, Inc.	7.90%	8/15/2010	3,000	3,097,500
Qwest Corp.+	7.50%	10/1/2014	125	129,688
Qwest Corp.	7.875%	9/1/2011	375	395,625
Syniverse Technologies Inc.	7.75%	8/15/2013	1,000	967,500
Total				11,234,938

Telecom: Wireless 2.97%
Airgate PCS, Inc.	9.257%#	10/15/2011	255	262,013
Centennial Communications Corp.	10.00%	1/1/2013	225	228,938
Dobson Communications Corp.	8.875%	10/1/2013	950	946,437
Nextel Communications, Inc.	7.375%	8/1/2015	1,500	1,549,169
Nextel Partners, Inc.	8.125%	7/1/2011	1,000	1,055,000
Rogers Wireless Inc. (Canada)(a)	7.25%	12/15/2012	1,500	1,576,875
Rural Cellular Corp. Class A	9.75%	1/15/2010	1,000	1,011,250
UbiquiTel Operating Co.	9.875%	3/1/2011	680	741,200
Wind Acquisition Finance SA (Luxembourg)+(a)	10.75%	12/1/2015	250	277,187
Total				7,648,069

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Theaters & Entertainment 0.52%
AMC Entertainment, Inc.	8.00%	3/1/2014	$625	$590,625
AMC Entertainment, Inc.	11.00%	2/1/2016	250	273,750
Cinemark USA, Inc.	9.00%	2/1/2013	445	463,913
Total				1,328,288

Transportation Excluding Air/Rail 0.59%
Briston Group Inc.	6.125%	6/15/2013	775	730,437
CHC Helicopter Corp. Class A (Canada)(a)	7.375%	5/1/2014	600	568,500
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	250	234,688
Total				1,533,625
Total High Yield Corporate Notes & Bonds (cost $163,931,190)				163,472,943

U.S. TREASURY OBLIGATION 3.06%

U.S. Treasury Note (cost $8,007,230)	5.00%	2/15/2011	7,750	7,889,562

Total Long-Term Investments (cost $243,170,466)				245,304,628

SHORT-TERM INVESTMENT 3.54%

Repurchase Agreement
Repurchase Agreement dated 9/29/2006, 4.62% due 10/2/2006 with State Street Bank & Trust Co. collateralized by $9,130,000 of Federal National Mortgage Assoc. at 4.375% due 10/15/2006; value: $9,312,600; proceeds: $9,130,128 (cost $9,126,615)			9,127	9,126,615

Total Investments in Securities 98.71% (cost $252,297,080)				254,431,243
Cash and Other Assets in Excess of Liabilities 1.29%				3,322,785
Net Assets 100.00%				$257,754,028

*	Non-income producing security.
**	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+

Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

#	Variable rate security. The interest rate represents the rate at September 30, 2006.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount represents less than 1,000 shares.
(c)	Defaulted security. Maturity date shown represents original maturity date.
(d)	Security purchased on a when-issued basis.
PIK	Payment-in-kind.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH and INCOME PORTFOLIO September 30, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 95.15%

Aerospace 1.38%
Boeing Co. (The)	34,800	$2,744
Lockheed Martin Corp.	86,700	7,462
Northrop Grumman Corp.	181,113	12,328
Rockwell Collins Inc.	94,783	5,198
Total		27,732

Agriculture, Fishing & Ranching 0.72%
Monsanto Co.	305,396	14,357

Automobiles 0.40%
Honda Motor Co. Ltd. ADR	235,939	7,935

Banks 8.27%
Bank of America Corp.	763,123	40,880
Bank of New York Co., Inc. (The)	827,400	29,174
Commerce Bancorp, Inc.	257,730	9,461
JPMorgan Chase & Co.	726,451	34,114
Marshall & Ilsley Corp. (The)	193,475	9,322
Mellon Financial Corp.	65,562	2,563
Mitsubishi UFJ Financial Group, Inc. ADR	714,115	9,148
PNC Financial Services Group, Inc. (The)	129,376	9,372
SunTrust Banks, Inc.	212,843	16,449
U.S. Bancorp	155,468	5,165
Total		165,648

Beverage: Brewers 0.61%
Anheuser-Busch Cos., Inc.	256,200	12,172

Beverage: Soft Drinks 3.11%
Coca-Cola Co. (The)	520,600	23,261
Coca-Cola Enterprises Inc.	542,346	11,297
PepsiCo, Inc.	426,805	27,853
Total		62,411

Biotechnology Research & Production 1.70%
Baxter Int’l., Inc.	748,714	34,036

Chemicals 0.82%
Praxair, Inc.	276,463	16,355

Communications & Media 0.17%
Time Warner Inc.	182,500	3,327

Computer Services, Software & Systems 0.11%
Symantec Corp.*	107,000	2,277

Computer Technology 1.80%
Hewlett-Packard Co.	611,705	22,443
Sun Microsystems, Inc.*	2,756,700	13,701
Total		36,144

Consumer Products 1.59%
Kimberly-Clark Corp.	488,156	31,906

Diversified Financial Services 2.57%
Citigroup, Inc.	917,475	45,571
MetLife, Inc.	102,904	5,833
Total		51,404

Drug & Grocery Store Chains 1.91%
Kroger Co. (The)	1,653,777	38,268

Drugs & Pharmaceuticals 13.47%
Abbott Laboratories	222,640	10,811
AstraZeneca plc ADR	257,800	16,113
GlaxoSmithKline plc ADR	456,259	24,287
Johnson & Johnson	227,000	14,741
Medimmune, Inc.*	296,196	8,652
Merck & Co., Inc.	314,487	13,177
Novartis AG ADR	851,457	49,759
Pfizer, Inc.	1,589,824	45,087
Sanofi-Aventis ADR	243,800	10,842
Schering-Plough Corp.	510,166	11,270
Teva Pharmaceutical Industries Ltd. ADR	480,517	16,381
Wyeth	962,281	48,922
Total		270,042

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Electrical Equipment & Components 1.51%
Emerson Electric Co.	361,233	$30,293

Electronics: Technology 2.32%
General Dynamics Corp.	257,208	18,434
Raytheon Co.	585,280	28,099
Total		46,533

Engineering & Contracting Services 0.59%
Fluor Corp.	153,413	11,796

Exchange Traded Fund 0.70%
iShares MSCI Japan Index Fund	1,036,600	14,036

Financial Data Processing Services & Systems 1.00%
Automatic Data Processing, Inc.	422,595	20,006

Financial: Miscellaneous 1.28%
Federal Home Loan Mortgage Corp.	176,697	11,720
Federal National Mortgage Assoc.	248,158	13,875
Total		25,595

Foods 4.47%
Campbell Soup Co.	834,565	30,462
Kellogg Co.	156,081	7,729
Kraft Foods, Inc. Class A	1,442,444	51,437
Total		89,628

Gold 2.87%
Barrick Gold Corp. (Canada)(a)	967,813	29,731
Newmont Mining Corp.	651,449	27,850
Total		57,581

Health & Personal Care 0.16%
Medco Health Solutions, Inc.*	54,800	3,294

Identification Control & Filter Devices 0.66%
Parker Hannifin Corp.	170,467	13,250

Insurance: Multi-Line 2.78%
Aflac Inc.	225,886	10,337
Allstate Corp. (The)	130,000	8,155
American Int’l. Group, Inc. (The)	403,899	26,762
Cincinnati Financial Corp.	41,100	1,975
Lincoln National Corp.	136,100	8,449
Total		55,678

Insurance: Property-Casualty 1.32%
ACE Ltd. (Bermuda)(a)	193,047	10,566
Chubb Corp. (The)	23,600	1,226
XL Capital Ltd. Class A (Bermuda)(a)	214,400	14,729
Total		26,521

Machinery: Agricultural 0.50%
Deere & Co.	120,159	10,082

Machinery: Construction & Handling 1.14%
Caterpillar Inc.	348,366	22,922

Machinery: Industrial/Specialty 0.15%
Illinois Tool Works Inc.	67,300	3,022

Machinery: Oil Well Equipment & Services 2.30%
Baker Hughes, Inc.	164,241	11,201
Schlumberger Ltd. (Netherlands)(a)	563,990	34,984
Total		46,185

Medical & Dental Instruments & Supplies 0.98%
Boston Scientific Corp.*	1,330,157	19,673

Miscellaneous: Consumer Staples 1.51%
Diageo plc ADR	424,926	30,187

Multi-Sector Companies 2.40%
Eaton Corp.	20,575	1,417
General Electric Co.	1,320,100	46,599
Total		48,016

Oil: Integrated International 4.02%
ExxonMobil Corp.	1,199,671	80,498

Paper 1.50%
International Paper Co.	868,430	30,074

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Radio & TV Broadcasters 0.09%
News Corp.	91,300	$1,884

Railroads 0.82%
Union Pacific Corp.	187,600	16,509

Retail 1.29%
Federated Department Stores, Inc.	153,339	6,626
Wal-Mart Stores, Inc.	388,158	19,144
Total		25,770

Savings & Loan 0.15%
Washington Mutual, Inc.	69,700	3,030

Services: Commercial 2.32%
IAC/InterActiveCorp*	576,503	16,580
Waste Management, Inc.	815,261	29,904
Total		46,484

Soaps & Household Chemicals 4.79%
Clorox Co. (The)	320,766	20,208
Procter & Gamble Co. (The)	1,223,614	75,840
Total		96,048

Utilities: Cable TV & Radio 1.79%
Comcast Corp. Special Class A*	972,453	35,796

Utilities: Electrical 5.62%
Ameren Corp.	204,820	10,812
Consolidated Edison, Inc.	139,800	6,459
Dominion Resources, Inc.	114,600	8,766
Entergy Corp.	43,700	3,419
FPL Group, Inc.	475,522	21,399
PG&E Corp.	592,752	24,688
PPL Corp.	284,191	9,350
Progress Energy, Inc.	249,038	11,301
Southern Co. (The)	477,634	16,459
Total		112,653

Utilities: Gas Pipelines 0.60%
El Paso Corp.	888,321	12,117

Utilities: Telecommunications 4.89%
AT&T Inc.	1,539,110	50,113
BellSouth Corp.	500,267	21,386
Sprint Nextel Corp.	314,400	5,392
Verizon Communications, Inc.	568,237	21,099
Total		97,990
Total Common Stocks (cost $1,641,695,372)		1,907,165

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 6.12%

Repurchase Agreement
Repurchase Agreement dated 9/29/2006, 4.62% due 10/2/2006 with State Street Bank & Trust Co. collateralized by $83,900,000 of Federal Home Loan Bank at 2.875% and 3.80% due 2/15/2007 and 12/22/2006, respectfully and $42,010,000 of Federal National Mortgage Assoc. at 4.625% due 3/23/2007; value: $125,123,890; proceeds: $122,713,472 (cost $122,666,245)	$122,666	122,666

Total Investments in Securities 101.27% (cost $1,764,361,617)		2,029,831
Liabilities in Excess of Other Assets (1.27%)		(25,476)
Net Assets 100.00%		$2,004,355

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 94.01%

Advertising Agency 2.83%
aQuantive, Inc.*	23,400	$553
Lamar Advertising Co.*	34,100	1,821
Total		2,374

Aerospace 1.25%
Rockwell Collins, Inc.	19,100	1,047

Agriculture, Fishing & Ranching 1.81%
Monsanto Co.	32,200	1,514

Air Transportation 0.57%
Expeditors Int’l. of Washington, Inc.	10,700	477

Banks 3.78%
Cullen/Frost Bankers, Inc.	31,200	1,804
Lazard Ltd. Class A (Bermuda)(a)	9,800	392
Northern Trust Corp.	16,600	970
Total		3,166

Biotechnology Research & Production 3.32%
Celgene Corp.*	15,400	667
Cephalon, Inc.*	12,600	778
Cubist Pharmaceuticals, Inc.*	31,400	683
Human Genome Sciences, Inc.*	56,800	655
Total		2,783

Casinos & Gambling 2.14%
International Game Technology	31,500	1,307
Scientific Games Corp. Class A*	15,300	487
Total		1,794

Chemicals 1.01%
Ecolab, Inc.	19,800	848

Communications Technology 2.71%
Harris Corp.	24,800	1,103
WebEx Communications, Inc.*	29,900	1,167
Total		2,270

Computer Services, Software & Systems 6.85%
Akamai Technologies, Inc.*	29,000	1,450
Citrix Systems, Inc.*	24,800	898
Cognizant Tech Solutions Corp.*	17,200	1,274
Equinix, Inc.*	13,600	817
Informatica Corp.*	57,156	777
Red Hat, Inc.*	13,300	280
SRA Int’l., Inc.*	8,200	247
Total		5,743

Computer Technology 2.23%
Network Appliance, Inc.*	28,000	1,036
NVIDIA Corp.*	28,200	835
Total		1,871

Consumer Electronics 3.42%
Activision, Inc.*	41,200	622
Electronic Arts Inc.*	24,700	1,376
THQ Inc.*	29,800	869
Total		2,867

Diversified Production 2.90%
Danaher Corp.	14,236	978
Dover Corp.	30,700	1,456
Total		2,434

Drug & Grocery Store Chains 1.11%
Safeway, Inc.	30,700	932

Drugs & Pharmaceuticals 1.00%
Medicis Pharmaceutical Corp.	8,300	267
Shire Pharmaceuticals ADR	11,500	568
Total		835

Education Services 2.04%
ITT Educational Services, Inc.*	25,800	1,711

Electronics:
Semi-Conductors/Components 4.47%
Freescale Semiconductor, Inc.*	33,600	1,279
Intersil Holding Corp.	11,400	280
MEMC Electronic Materials Inc.*	24,200	886
Microchip Technology, Inc.	25,300	820

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Microsemi Corp.*	13,800	$260
National Semiconductor Corp.	9,300	219
Total		3,744

Engineering & Contracting Services 0.80%
Fluor Corp.	8,700	669

Financial Data Processing Services &
Systems 3.36%
Alliance Data Systems Corp.*	31,030	1,713
MasterCard, Inc. Class A*	15,700	1,104
Total		2,817

Health & Personal Care 0.37%
Healthways Inc.*	7,000	312

Healthcare Facilities 1.99%
DaVita, Inc.*	12,900	747
ICON plc ADR*	3,800	268
Quest Diagnostics Inc.	10,700	654
Total		1,669

Healthcare Management Services 1.30%
Community Health Systems, Inc.*	12,600	471
Pediatrix Medical Group Inc.*	13,500	615
Total		1,086

Hotel/Motel 3.59%
Hilton Hotels Corp.	38,000	1,058
Starwood Hotels & Resorts
Worldwide, Inc.	25,600	1,464
Wynn Resorts, Ltd.*	7,100	483
Total		3,005

Insurance: Multi-Line 0.67%
HealthExtras, Inc.*	19,800	561

Leisure Time 0.74%
Penn National Gaming, Inc.*	16,900	617

Machinery: Oil Well Equipment &
Services 5.09%
Cameron International Corp.*	15,600	754
Complete Production Services, Inc.*	30,700	606
Dril-Quip, Inc.*	8,800	595
Grant Prideco, Inc.*	6,900	262
National-Oilwell Varco Inc.*	10,900	638
Smith International Inc.	17,600	683
Weatherford Int’l., Ltd.*	17,440	728
Total		4,266

Medical & Dental Instruments & Supplies 6.98%
DENTSPLY International Inc.	30,000	903
Edwards Lifesciences Corp.*	17,500	815
Fisher Scientific Int’l., Inc.*	23,170	1,813
Henry Schein, Inc.*	25,400	1,274
Mentor Corp.	13,900	700
Ventana Medical Systems, Inc.*	8,400	343
Total		5,848

Medical Services 1.44%
Covance Inc.*	18,200	1,208

Metal Fabricating 0.69%
Precision Castparts Corp.	9,100	575

Miscellaneous: Producer Durables 0.75%
BE Aerospace, Inc.*	29,800	628

Multi-Sector Companies 1.69%
Textron Inc.	16,200	1,417

Oil: Crude Producers 1.76%
Cabot Oil & Gas Corp.	14,600	700
Range Resources Corp.	30,700	775
Total		1,475

Radio & TV Broadcasters 2.69%
Rogers Communications, Inc.
Class B (Canada)(a)	25,100	1,377
Univision Communications,
Inc. Class A*	25,634	880
Total		2,257

Retail 6.92%
American Eagle Outfitters, Inc.	16,800	736

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Bare Escentuals, Inc.*	9,800	$266
Coldwater Creek Inc.*	27,300	785
Dick’s Sporting Goods, Inc.*	22,900	1,043
Family Dollar Stores, Inc.	29,100	851
J.C. Penney Co., Inc.	12,200	834
Nordstrom, Inc.	10,500	444
O’Reilly Automotive, Inc.*	10,800	359
Tween Brands Inc.*	12,900	485
Total		5,803

Savings & Loan 1.55%
Hudson City Bancorp Inc.	97,800	1,296

Securities Brokerage & Services 3.10%
IntercontinentalExchange, Inc.*	18,200	1,366
Investment Technology Group*	27,600	1,235
Total		2,601

Services: Commercial 1.39%
Corrections Corporation of America*	14,550	629
Monster Worldwide, Inc.*	14,800	536
Total		1,165

Soaps & Household Chemicals 0.86%
Church & Dwight Co., Inc.	18,400	720

Telecommunications Equipment 0.80%
American Tower Corp.*	18,400	672

Toys 0.59%
Marvel Entertainment, Inc.*	20,600	497

Truckers 1.45%
Landstar System, Inc.	28,500	1,217

Total Common Stocks (cost $75,057,830)		78,791

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 8.98%

Repurchase Agreement
Repurchase Agreement dated 9/29/2006, 4.62% due 10/2/2006 with State Street Bank & Trust Co. collateralized by $7,180,000 of Federal Home Loan Mortgage Corp. at 7.00% due 3/15/2010; value: $7,673,625; proceeds: $7,522,929 (cost $7,520,035)	$7,520	$7,520

Total Investments in Securities 102.99% (cost $82,577,865)		86,311
Liabilities in Excess of Other Assets (2.99%)		(2,502)
Net Assets 100.00%		$83,809

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO September 30, 2006

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCK 94.10%

Australia 3.23%
Downer EDi Ltd.	46,270	$207
Newcrest Mining Ltd.	9,781	164
Zinifex Ltd.	38,648	339
Total		710

Canada 1.20%
Addax Petroleum Corp.	5,728	137
OPTI Canada, Inc.*	7,936	127
Total		264

China 1.92%
Beauty China Holdings Ltd.	425,234	221
Celestial Nutrifoods Ltd.*	207,705	201
Total		422

Denmark 1.18%
Topdanmark AS*	1,872	259

France 4.17%
IPSOS S.A.	5,513	208
Neopost S.A.	3,977	475
Vallourec S.A.	1,001	233
Total		916

Germany 14.97%
Arques Industries AG	10,287	164
AWD Holding AG	10,567	382
Fresenius Medical Care AG & Co. KGaA ADR	9,900	428
Hannover Rückversicherung AG*	8,116	341
Hypo Real Estate Holding AG	5,901	368
PATRIZIA Immobilien AG*	10,239	274
Puma AG Rudolf Dassler Sport	735	251
Rheinmetall AG	4,940	360
Techem AG	7,871	381
Wacker Chemie AG*	2,902	341
Total		3,290

Greece 1.68%
Piraeus Bank S.A.	14,244	369

Hong Kong 2.75%
AAC Acoustic Technology
Holdings, Inc.*	133,428	154
EganaGoldpfeil (Holdings) Ltd.	832,000	390
Playmates Holdings Ltd.	556,000	59
Total		603

Ireland 3.13%
FBD Holdings plc	5,341	255
Grafton Group plc Unit*	24,114	318
Irish Life & Permanent plc	4,535	114
Total		687

Italy 6.89%
Azimut Holding SpA	30,679	350
Davide Campari-Milano SpA	36,517	335
Hera SpA	144,545	540
Milano Assicurazioni SpA	38,915	288
Total		1,513

Japan 17.15%
AVEX GROUP HOLDINGS INC.	11,500	243
Don Quijote Co. Ltd.	6,800	144
Ibiden Co., Ltd.	4,600	243
Jupiter Telecommunications Co. Ltd.*	297	224
K.K. daVinci Advisors*	169	162
Meisei Industrial Co., Ltd.*	22,000	98
Miraca Holdings Inc.	15,100	374
Mitsui Mining & Smelting Co., Ltd.	46,800	241
Nabtesco Corp.	19,912	226
NGK INSULATORS LTD.	17,000	239
Nippon Commercial Investment REIT*	79	319
Nitori Co., Ltd.	5,300	240
Okinawa Cellular Telephone Co.	40	106
Sumitomo Rubber Industries Ltd.	24,000	264
Tokuyama Corp.	11,100	148

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)
Yamada Denki Co., Ltd.	2,630	$264
ZEON Corp.	23,000	233
Total		3,768

Luxembourg 1.50%
Millicom Int’l. Cellular S.A.*	8,073	330

Netherlands 3.06%
Aalberts Industries N.V.	4,350	323
Koninklijke BAM Groep N.V.	19,790	350
Total		673

Netherlands Antilles 1.00%
LMA Int’l. N.V.*	476,066	220

Norway 2.05%
Petroleum Geo-Services ASA*	4,460	218
Songa Offshore ASA*	29,686	233
Total		451

Spain 5.29%
ACS, Actividades de Construccion
y Servicios S.A.	4,571	217
Enagas, S.A.	22,416	543
Prosegur Compania de Seguridad, S.A.	13,416	403
Total		1,163

Sweden 2.65%
Getinge AB Class B	17,400	318
KappAhl Holding AB	35,826	264
Total		582

Switzerland 1.46%
Geberit AG	179	218
Nobel Biocare Holding AG	419	103
Total		321

Taiwan 0.47%
MediaTek Inc.	11,000	104

Thailand 2.97%
Bangkok Bank Pcl	103,340	303
Charoen Pokphand Foods Public Co., Ltd.	1,190,043	152
TMB Bank Public Co., Ltd.*	2,438,681	197
Total		652

Turkey 0.30%
Turkiye Is Bankasi A.S. (Isbank) GDR	12,243	65

United Kingdom 15.08%
AWG plc	8,312	241
Balfour Beatty plc	44,740	345
Burberry Group plc	35,582	344
Intertek Group plc	22,281	325
Man Group plc	45,701	383
Michael Page Int’l. plc	25,664	185
Northgate plc	4,900	93
Northgate Information Solutions plc	93,629	142
Peter Hambro Mining plc*	7,415	167
Punch Taverns plc	25,842	469
RHM plc	72,317	377
Slough Estates plc	19,527	243
Total		3,314
Total Common Stocks (cost $18,794,532)		20,676

See Notes to Schedule of Investments.

2

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 6.14%

Repurchase Agreement
Repurchase Agreement dated 9/29/2006, 4.62% due 10/2/2006 with State Street Bank & Trust Co. collateralized by $1,290,000 of Federal Home Loan Mortgage Corp. at 7.00% due 3/15/2010; value: $1,378,688; proceeds: $1,349,865 (cost $1,349,346)	$1,349	$1,349

Total Investments in Securities 100.24% (cost $20,143,878)		22,025
Liabilities in Excess of Foreign Cash and Other Assets (0.24%)		(53)
Net Assets 100.00%		$21,972

*	Non-income producing security.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust.
Unit	More than one class of securities trades together.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - LARGE-CAP CORE PORTFOLIO September 30, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 96.64%

Aerospace 3.24%
Boeing Co. (The)	1,328	$105
Lockheed Martin Corp.	1,571	135
Northrop Grumman Corp.	780	53
United Technologies Corp.	1,279	81
Total		374

Agriculture, Fishing & Ranching 2.22%
Monsanto Co.	5,451	256

Banks 7.23%
Bank of America Corp.	3,547	190
Bank of New York Co., Inc. (The)	3,924	138
Commerce Bancorp, Inc.	1,037	38
JPMorgan Chase & Co.	2,369	111
Marshall & Ilsley Corp.	234	11
PNC Financial Services Group, Inc. (The)	701	51
SunTrust Banks, Inc.	696	54
U.S. Bancorp	2,259	75
Wachovia Corp.	1,005	56
Wells Fargo & Co.	3,076	111
Total		835

Beverage: Brewers 0.39%
Anheuser-Busch Cos., Inc.	956	45

Beverage: Soft Drinks 2.99%
Coca-Cola Co. (The)	3,014	135
PepsiCo, Inc.	3,222	210
Total		345

Biotechnology Research & Production 2.62%
Amgen, Inc.*	1,166	83
Baxter Int’l., Inc.	1,992	91
Genentech, Inc.*	632	52
ImClone Systems, Inc.*	2,719	77
Total		303

Chemicals 0.82%
Praxair, Inc.	1,602	95

Communications Technology 3.03%
Corning, Inc.*	7,267	177
QUALCOMM Inc.	4,760	173
Total		350

Computer Services, Software & Systems 1.99%
Microsoft Corp.	6,776	185
Oracle Corp.*	2,520	45
Total		230

Computer Technology 1.27%
Hewlett-Packard Co.	2,184	80
Int’l. Business Machines Corp.	818	67
Total		147

Consumer Electronics 1.71%
Activision, Inc.*	8,545	129
Electronic Arts, Inc.*	1,248	69
Total		198

Consumer Products 0.53%
Kimberly-Clark Corp.	928	61

Diversified Financial Services 2.94%
American Express Co.	641	36
Citigroup, Inc.	3,258	162
Morgan Stanley	1,953	142
Total		340

Drug & Grocery Store Chains 2.68%
CVS Corp.	3,820	123
Kroger Co. (The)	5,702	132
Walgreen Co.	1,247	55
Total		310

Drugs & Pharmaceuticals 10.98%
Abbott Laboratories	3,342	162
Allergan, Inc.	20	2
Gilead Sciences, Inc.*	2,007	138
GlaxoSmithKline plc ADR	1,520	81
Johnson & Johnson	3,404	221
KOS Pharmaceuticals, Inc.*	734	36
Novartis AG ADR	3,768	220

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Pfizer, Inc.	6,196	$176
Wyeth	4,555	232
Total		1,268

Electrical Equipment & Components 1.65%
Emerson Electric Co.	2,274	191

Electronics: Medical Systems 1.26%
Medtronic, Inc.	3,137	146

Electronics: Semi-Conductors/Components 1.59%
Advanced Micro Devices, Inc.*	710	18
Intel Corp.	3,060	63
Texas Instruments, Inc.	3,104	103
Total		184

Electronics: Technology 1.90%
General Dynamics Corp.	1,706	122
Raytheon Co.	2,028	97
Total		219

Energy: Miscellaneous 0.55%
GlobalSantaFe Corp.
(Cayman Islands)(a)	500	25
Valero Energy Corp.	739	38
Total		63

Engineering & Contracting Services 0.55%
Fluor Corp.	813	63

Entertainment 0.74%
Walt Disney Co. (The)	2,760	85

Financial Data Processing Services & Systems 0.50%
Automatic Data Processing, Inc.	1,221	58

Financial: Miscellaneous 0.79%
Federal Home Loan Mortgage Corp.	523	35
Federal National Mortgage Assoc.	1,002	56
Total		91

Foods 3.28%
Campbell Soup Co.	3,844	140
Kellogg Co.	1,275	63
Kraft Foods, Inc. Class A	4,941	176
Total		379

Gold 2.10%
Barrick Gold Corp. (Canada)(a)	4,165	128
Newmont Mining Corp.	2,657	114
Total		242

Health & Personal Care 1.58%
Medco Health Solutions, Inc.*	2,118	127
WellPoint, Inc.*	708	55
Total		182

Healthcare Management Services 0.50%
Caremark Rx, Inc.	1,018	58

Identification Control & Filter Devices 0.42%
Parker Hannifin Corp.	629	49

Insurance: Multi-Line 1.70%
Aflac Inc.	1,051	48
American Int’l. Group, Inc.	1,381	92
Hartford Financial Group, Inc. (The)	650	56
Total		196

Insurance: Property-Casualty 0.51%
XL Capital Ltd. Class A (Bermuda)(a)	856	59

Machinery: Agricultural 0.29%
Deere & Co.	409	34

Machinery: Construction & Handling 0.48%
Caterpillar Inc.	849	56

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Machinery: Oil Well Equipment & Services 2.13%
Baker Hughes, Inc.	1,683	$115
Schlumberger Ltd. (Netherlands)(a)	2,106	131
Total		246

Medical & Dental Instruments & Supplies 1.48%
St. Jude Medical, Inc.*	1,892	67
Zimmer Holdings, Inc.*	1,539	104
Total		171

Miscellaneous: Consumer Staples 1.44%
Diageo plc ADR	2,334	166

Multi-Sector Companies 2.74%
General Electric Co.	7,440	263
Honeywell Int’l., Inc.	1,321	54
Total		317

Oil: Crude Producers 0.50%
XTO Energy, Inc.	1,372	58

Oil: Integrated Domestic 0.39%
ConocoPhillips	748	45

Oil: Integrated International 3.01%
Chevron Corp.	1,746	113
ExxonMobil Corp.	3,480	234
Total		347

Railroads 0.34%
Union Pacific Corp.	444	39

Retail 4.36%
Best Buy Co., Inc.	1,205	65
Federated Department Stores Inc.	1,746	75
Kohl’s Corp.*	944	61
Target Corp.	1,749	97
Wal-Mart Stores, Inc.	4,160	205
Total		503

Shoes 1.01%
NIKE, Inc. Class B	1,334	117

Soaps & Household Chemicals 5.27%
Clorox Co. (The)	1,026	65
Colgate-Palmolive Co.	3,290	204
Procter & Gamble Co. (The)	5,462	339
Total		608

Transportation: Miscellaneous 0.74%
United Parcel Service, Inc. Class B	1,186	85

Utilities: Cable TV & Radio 1.69%
Comcast Corp. Class A*	5,311	195

Utilities: Electrical 3.61%
Dominion Resources, Inc.	376	29
FPL Group, Inc.	2,606	117
PG&E Corp.	2,724	113
Progress Energy, Inc.	1,465	67
Southern Co. (The)	2,640	91
Total		417

Utilities: Telecommunications 2.90%
AT&T Inc.	4,613	150
BellSouth Corp.	2,106	90
Sprint Nextel Corp.	1,125	19
Verizon Communications, Inc.	2,051	76
Total		335
Total Common Stocks (cost $10,429,371)		11,161

See Notes to Schedule of Investments.

3

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 5.90%

Repurchase Agreement
Repurchase Agreement dated 9/29/2006, due 10/2/2006 with State Street Bank & Trust Co. collateralized by $695,000 of Federal Farm Credit Bank at 4.875% due 12/16/2015; value: $699,344; proceeds: $682,004 (cost $681,741)	$682	$682

Total Investments in Securities 102.54% (cost $11,111,112)		11,843
Liabilities in Excess of Other Assets (2.54%)		(294)
Net Assets 100.00%		$11,549

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign Security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO September 30, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 96.56%

Advertising Agency 4.62%
Interpublic Group of Cos. (The)*	3,031,400	$30,011
R.H. Donnelley Corp.	512,700	27,122
Total		57,133

Agriculture, Fishing & Ranching 0.98%
Monsanto Co.	256,600	12,063

Auto Parts: After Market 1.80%
Genuine Parts Co.	517,000	22,298

Chemicals 3.15%
Chemtura Corp.	1,571,600	13,626
Eastman Chemical Co.	467,800	25,271
Total		38,897

Communications Technology 7.80%
ADC Telecommunications, Inc.*	1,113,297	16,699
Avaya, Inc.*	1,949,600	22,303
JDS Uniphase Corp.*	5,784,635	12,669
McAfee, Inc.*	1,092,100	26,713
Tellabs, Inc.*	1,642,547	18,002
Total		96,386

Computer Services, Software & Systems 3.62%
Cadence Design Systems, Inc.*	1,472,700	24,977
Openwave Systems, Inc.*	207,000	1,937
Sybase, Inc.*	734,600	17,807
Total		44,721

Consumer Products 3.64%
American Greetings Corp.	645,250	14,918
Snap-on Inc.	465,806	20,752
Tupperware Brands Corp.	478,500	9,311
Total		44,981

Containers & Packaging: Paper &
Plastic 2.07%
Pactiv Corp.*	901,700	25,626

Diversified Manufacturing 2.21%
Ball Corp.	675,300	27,316

Drug & Grocery Store Chains 2.66%
Kroger Co. (The)	668,300	15,465
Safeway Inc.	572,500	17,375
Total		32,840

Drugs & Pharmaceuticals 4.05%
King Pharmaceuticals, Inc.*	1,489,500	25,366
Mylan Laboratories, Inc.	1,228,750	24,735
Total		50,101

Energy: Miscellaneous 1.73%
GlobalSantaFe Corp.
(Cayman Islands)(a)	428,410	21,416

Fertilizers 2.45%
Mosaic Co. (The)*	1,406,400	23,768
Potash Corp. of Saskatchewan Inc. (Canada)(a)	62,600	6,522
Total		30,290

Healthcare Management Services 1.05%
Aetna, Inc.	327,100	12,937

Household Furnishings 1.02%
Newell Rubbermaid, Inc.	446,800	12,653

Identification Control & Filter Devices 1.72%
Hubbell, Inc. Class B	444,200	21,277

Insurance: Life 1.60%
Conseco, Inc.*	940,300	19,737

Insurance: Multi-Line 2.09%
Genworth Financial, Inc. Class A	360,400	12,618
Safeco Corp.	223,633	13,178
Total		25,796

Insurance: Property-Casualty 6.20%
ACE Ltd. (Bermuda)(a)	191,200	10,464
Everest Re Group, Ltd. (Bermuda)(a)	127,700	12,455
PartnerRe Ltd. (Bermuda)(a)	363,500	24,562
PMI Group, Inc.	112,700	4,937

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
XL Capital Ltd. Class A (Bermuda)(a)	351,500	$24,148
Total		76,566

Machinery: Agricultural 0.32%
CNH Global N.V. (Netherlands)(a)	171,640	3,984

Machinery: Engines 1.06%
Cummins, Inc.	109,600	13,068

Machinery: Oil Well Equipment & Services 1.41%
Halliburton Co.	611,010	17,383

Medical & Dental Instruments & Supplies 1.06%
Bausch & Lomb, Inc.	262,300	13,149

Metal Fabricating 1.52%
Timken Co. (The)	631,500	18,806

Miscellaneous: Equipment 1.53%
W.W. Grainger, Inc.	283,000	18,967

Oil: Crude Producers 1.69%
EOG Resources, Inc.	322,000	20,946

Paper 2.71%
Bowater, Inc.	649,100	13,352
MeadWestvaco Corp.	759,800	20,142
Total		33,494

Publishing: Miscellaneous 2.27%
R.R. Donnelley & Sons Co.	850,689	28,039

Radio & TV Broadcasters 2.00%
Clear Channel Communications, Inc.	855,100	24,670

Real Estate Investment Trusts 1.98%
Host Hotels & Resorts Inc.	1,067,800	24,485

Restaurants 2.36%
Brinker Int’l., Inc.	375,200	15,042
OSI Restaurant Partners, Inc.	444,900	14,108
Total		29,150

Retail 4.86%
Federated Department Stores, Inc.	428,092	18,498
Foot Locker, Inc.	767,600	19,382
OfficeMax, Inc.	544,200	22,171
Total		60,051

Services: Commercial 3.69%
Allied Waste Industries, Inc.*	1,122,400	12,649
Sabre Holdings Corp. Class A	1,411,400	33,013
Total		45,662

Utilities: Electrical 8.42%
Ameren Corp.	449,900	23,750
CMS Energy Corp.*	1,607,700	23,215
NiSource, Inc.	1,089,000	23,675
Northeast Utilities System	1,050,600	24,448
Puget Energy Inc.	395,200	8,983
Total		104,071

Utilities: Gas Distributors 0.52%
Southwest Gas Corp.	192,000	6,397

Utilities: Telecommunications 4.70%
CenturyTel, Inc.	329,700	13,079
Embarq Corp.	312,600	15,120
Level 3 Communications Inc.*	476,300	2,548
Qwest Communications Int’l. Inc.*	3,140,090	27,382
Total		58,129

Total Common Stocks (cost $1,050,033,591)		1,193,485

See Notes to Schedule of Investments.

2

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 3.37%

Repurchase Agreement
Repurchase Agreement dated 9/29/2006, 4.62% due 10/2/2006 with State Street Bank & Trust Co. collateralized by $42,200,000 of Federal Home Loan Bank at 3.20% to 3.80% due from 11/29/2006 to 12/22/2006; value: $42,469,681; proceeds: $41,652,345 (cost $41,636,315)	$41,636	$41,636

Total Investments in Securities 99.93% (cost $1,091,669,906)		1,235,121
Other Assets in Excess of Liabilities 0.07%		928
Net Assets 100.00%		$1,236,049

  * Non-income producing security.

(a) Foreign security traded in U.S. dollars

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.                                      ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):  All Value Portfolio (“All Value”), America’s Value Portfolio (“America’s Value”), Bond-Debenture Portfolio (“Bond-Debenture”),  Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Portfolio (“International”), Large-Cap Core Portfolio (“Large-Cap Core”), and Mid-Cap Value Portfolio (“Mid-Cap Value”). Each Fund is diversified as defined under the Act.

The investment objective of All Value is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of America’s Value is to seek current income and capital appreciation. The investment objective of Bond-Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International is long-term capital appreciation. The investment objective of Large-Cap Core is growth of capital and growth of income consistent with reasonable risk. The investment objective of Mid-Cap Value is to seek capital appreciation through investments, primarily equity securities, which are believed to be undervalued in the market place.

2.                                      SIGNIFICANT ACCOUNTING POLICIES

(a)                                  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)                                 Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)                                  Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)                                 Forward Foreign Currency Exchange Contracts–International Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)                                  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)                                    When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.                                      FEDERAL TAX INFORMATION

As of September 30, 2006, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	All Value	America’s Value	Bond-Debenture
Tax cost	$70,775,240	$82,119,429	$254,172,747
Gross unrealized gain	4,954,244	5,762,201	4,920,936
Gross unrealized loss	(609,180)	(1,261,304)	(4,662,440)
Net unrealized security gain	$4,345,064	$4,500,897	$258,496

	Growth and Income	Growth Opportunities	International
Tax cost	$1,768,173,498	$82,731,789	$20,147,483
Gross unrealized gain	275,479,824	5,414,806	2,277,633
Gross unrealized loss	(13,821,857)	(1,835,755)	(400,433)
Net unrealized security gain	$261,657,967	$3,579,051	$1,877,200

	Large-Cap Core	Mid-Cap Value
Tax cost	$11,114,310	$1,092,312,485
Gross unrealized gain	893,217	175,689,253
Gross unrealized loss	(164,901)	(32,880,742)
Net unrealized security gain	$728,316	$142,808,511

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and other temporary tax adjustments.

4.                                      INVESTMENT RISKS

ALL VALUE

The Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large-company value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

AMERICA’S VALUE

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities.

A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

BOND-DEBENTURE

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks. The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

GROWTH AND INCOME

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

GROWTH OPPORTUNITIES

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund’s performance.

INTERNATIONAL

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

These factors can affect the Fund’s performance.

LARGE-CAP CORE

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

MID-CAP VALUE

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 28, 2006